INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure
Net operating loss carryforwards	$ 131,416,993	$ 137,570,765
Deferred tax assets valuation allowance	21,923,356	18,262,801	$ 11,307,489	$ 5,224,095
Deferred tax assets without valuation allowance	145,882	1,510,584	4,443,670
Deferred tax assets valuation allowance, increase amount	3,327,769	3,574,020	3,901,147
Deferred tax assets valuation allowance, decrease amount	1,304,439	0	339,397
Utilization of deferred tax assets	1,295,241	187,483	510,807
Tax benefit	$ 20,409,721	$ 12,986,310	4,288,665
Income tax benefit related to expense allowed deducted on tax filing			$ (2,177,436)	$ 2,200,000
USA
Income Tax Disclosure
Term of operating loss carryforward (in years)	5 years
PRC
Income Tax Disclosure
Term of operating loss carryforward (in years)	10 years